Interest in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016
Disclosure of associates [line items]
Carrying amount	$ 22,577		$ 19,874
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	18,057	$ 18,057	15,765	$ 15,765
Fair value	$ 10,491		10,207
HSBC’s interest percent	19.03%
The Saudi British Bank
Disclosure of associates [line items]
Carrying amount	$ 3,618		3,280
Fair value	$ 4,320		$ 3,999
HSBC’s interest percent	40.00%